Financial instruments from acquisition of interests	12 Months Ended
Dec. 31, 2020
Financial instruments from acquisition of interests
Financial instruments from acquisition of interests

16     Financial instruments from acquisition of interests

The breakdown of derivative instruments from acquisition of investments in associates and joint ventures is as follows:

	2020	2019
Assets
Derivative financial instruments
Investment in Geekie (a)	—	32,152
Investment in WPensar (b)	—	3,794
	—	35,946
Current	—	3,794
Non-current	—	32,152

	2020	2019
Liabilities
Derivative financial instruments
Investment in Geekie (a)	—	31,626
Investment in WPensar (b)	—	2,314
	—	33,940
Current	—	—
Non-current	—	33,940
(a)

On November 27, 2020, the Company acquired control of Geekie and such investment became a consolidated subsidiary of the Company as described in Note 4.c). On the same date, the Company derecognized the derivative financial instrument and recognized a financial liability for the obligation to acquire the remaining interest in Geekie as described in Note 17.

(b)

On September 21, 2020, the company acquired the remaining 75% interest in WPensar as described in Note 4.a). On the same date, the Company derecognized the derivative financial instrument and recognized a financial liability for the obligation of the acquisition of control of WPensar as described in Note 17.